Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation

2Basis of preparation

2.1Statement of compliance

The consolidated financial statements have been prepared on a going concern basis, in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board.

The consolidated financial statements were approved for issue by the Board of Directors on April 23, 2026.

2.2Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for:

●	cash-settled share-based payment arrangements measured at fair value on grant and re-measurement dates;
●	equity-settled share-based payment arrangements measured at fair value on the grant date; and
●	derivative financial assets and derivative financial liabilities measured at fair value.

2.3Functional currency

The consolidated financial statements are presented in United States Dollars (“$” or “US Dollars” or “USD” or “US$”), which is also the functional and presentation currency of the Company. All financial information presented in US Dollars has been rounded to the nearest thousand, unless indicated otherwise. Refer to note 9 for foreign exchange effects related to Zimbabwean real-time gross settlement, bond notes or bond coins (“RTGS$”) and the Zimbabwe Gold (“ZiG”).